Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Long-term employee benefit liabilities	$ 532	$ 560	$ 419
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	314	252	235
Current service cost	24	16	15
Interest cost	13	13	10
Actuarial losses and changes in actuarial assumptions	12	41	14
Benefits paid	(21)	(13)	(12)
Acquisition	0	2	0
Curtailment	0	(4)	0
Foreign exchange	12	7	(10)
Ending funded status	354	314	252
Current liability	11	10	8
Long-term employee benefit liabilities	343	304	244
Net amount	354	314	252
Unrecognized actuarial losses	(82)	(74)	(45)
Current service cost	24	16	15
Interest cost	13	13	10
Actuarial losses	4	12	6
Net periodic benefit cost	$ 41	$ 41	$ 31